Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
OPERATING EXPENSES:
Research and development	$ 58,246	$ 57,263	$ 42,224
General and administrative	17,009	21,120	21,971
Total operating expenses	75,255	78,383	64,195
Loss from operations	(75,255)	(78,383)	(64,195)
OTHER INCOME (EXPENSE), NET:
Other income (expense)	6,081	7,318	3,133
Total other income (expense), net	6,081	7,318	3,133
Loss before provision for income taxes	(69,174)	(71,065)	(61,062)
Provision for income taxes	(491)	(111)	(37)
Net loss	(69,665)	(71,176)	(61,099)
Other comprehensive income:
Foreign exchange translation adjustment	8,624	(28,331)	(5,686)
Comprehensive loss	$ (61,041)	$ (99,507)	$ (66,785)
Net loss per share attributable to ordinary shareholders-basic	$ (1.74)	$ (1.82)	$ (2.13)
Net loss per share attributable to ordinary shareholders-diluted	$ (1.74)	$ (1.82)	$ (2.13)
Weighted average ordinary shares outstanding-basic	39,973,059	39,139,693	28,654,760
Weighted average ordinary shares outstanding-diluted	39,973,059	39,139,693	28,654,760